Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Scheduled Principal Payments

($ in millions)	December 31, 2021			December 31, 2020
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
4.75% notes due January 2022 (b)	$150	$190	$190	$150	$195	$190
3.75% notes due February 2023 (b)	108	140	137	108	144	139
3.9% notes due July 2030 (a)	550	751	688	550	781	690
6.125% notes due October 2035	609	1,005	761	609	1,005	764
6.0% notes due August 2040	490	795	620	490	782	622
6.25% notes due July 2041	795	1,349	997	795	1,309	1,001
5.2% notes due March 2042	399	602	500	399	596	502
5.4% notes due February 2043	377	586	473	377	571	475
	3,478	5,418	4,366	3,478	5,383	4,383
QB2 project financing facility (c)	2,252	2,929	2,785	1,147	1,459	1,423
Revolving credit facilities (d)	—	—	—	262	334	334
Antamina loan agreements (e)	176	223	223	90	115	115
	$5,906	$8,570	$7,374	$4,977	$7,291	$6,255
Less current portion of debt	(168)	(213)	(213)	(90)	(115)	(115)
	$5,738	$8,357	$7,161	$4,887	$7,176	$6,140
Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin.

($ in millions)	December 31, 2021			December 31, 2020
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB2 Advances from SMM/SC	$1,003	$1,288	$1,263	$739	$941	$934

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2021, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2022	$168	$213
2023	373	472
2024	265	336
2025	265	336
2026	422	536
Thereafter	4,413	5,594
	$5,906	$7,487
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2021 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$3,045	$—	$—	$—	$3,045
Debt (Note 18(f))	213	808	872	5,594	7,487
Lease liabilities	154	191	172	611	1,128
Obligation to Neptune Bulk Terminals	—	26	144	—	170
ENAMI preferential dividend liability	—	43	16	46	105
QB2 advances from SMM/SC	—	—	—	1,271	1,271
QB2 variable consideration to IMSA	—	63	63	—	126
Other liabilities	—	139	56	37	232
Estimated interest payments on debt	277	623	601	2,907	4,408
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	1,753	1,753
Estimated interest payments on lease and other liabilities	16	24	12	30	82

Summary of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2021	2020	2021	2020
As at January 1	$4,913	$3,204	$6,255	$4,162
Cash flows
Proceeds from debt	1,305	1,802	1,639	2,426
Redemption, purchase or repayment of debt	(124)	(338)	(155)	(457)
Revolving credit facilities	(262)	262	(335)	363
Non-cash changes
Loss on debt redemption or purchase	—	8	—	11
Changes in foreign exchange rates	—	—	(10)	(216)
Finance fees and discount amortization	(29)	(29)	(36)	(39)
Other	13	4	16	5
As at December 31	$5,816	$4,913	$7,374	$6,255
QB2 Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2021	2020	2021	2020
As at January 1	$734	$702	$934	$912
Cash flows
Advances	262	31	326	41
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	2	(20)
As at December 31	$997	$734	$1,263	$934